Loss Per Share - Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income and Share Data Used in the Basic and Diluted Earnings Loss Per Ordinary Share Computations [Abstract]
Loss attributable to ordinary shareholders of the Company for basic loss per share calculation (in Dollars)		$ (20,251,051)	$ (36,772,143)	$ (43,888,242)
Weighted average number of ordinary shares outstanding for basic loss per share calculation	[1]	6,280,616	6,275,118	6,247,333
Basic loss per share (in Dollars per share)	[1]	$ (3.22)	$ (5.86)	$ (7.03)
Loss attributable to ordinary shareholders of the Company for diluted loss per share calculation (in Dollars)		$ (20,251,051)	$ (36,772,143)	$ (43,888,242)
Weighted average number of ordinary shares outstanding basic loss per share calculation	[1]	6,280,616	6,275,118	6,247,333
Adjusted for:
- incremental shares issuable related to warrants issued	[2]
Weighted average number of shares outstanding for diluted loss per share calculation	[1]	6,280,616	6,275,118	6,247,333
Diluted loss per share (in Dollars per share)	[1]	$ (3.22)	$ (5.86)	$ (7.03)

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.